Earnings (loss) per share - Schedule of earnings (loss) per share (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Issued common shares	383,996	699,511	589,518	383,996	3
Effect of shares issued from:
Exercise of warrants	0	10,593	4,383
Issuance of bonus shares	0	8,262	0
Private placements	45,665	4,571	21,810
Conversion of stock units	0	3,703	31
Acquisition of Police Ordnance	0	3,144	0
Conversion of contingent shares	0	386	0
Debt settlements	0	132	1,038
Conversion of directors converted loans	0			101,174
Conversion of parent company converted loans	0			126,055
Exercise of options	447	0	9,118	0
Asset acquisitions	1,272	0	6,027
Amended license agreement	0	0	626
Exercise of broker options	0	0	170
Conversion of convertible notes, including interest	7,126	0	0	21,769
Services rendered	1,373	0	0
Foremost's QT	752	0	0
Issuance for services	1,373			0
Issuance for technology acquisition	1,272			0
Issuance of for equity private placements	45,665			0
Qualifying transaction	752			0
Weighted average number of basic common shares	440,631	730,302	632,721	249,001
Dilutive securities:
Stock options	0	0	0	0
Warrants	0	0	0	0
Weighted average number of dilutive common shares	440,631	730,302	632,721	249,001